Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2020
Investments Debt And Equity Securities [Abstract]
Schedule of Marketable Securities
a.	Marketable securities:

	March 31,
	2020	2019
Short-term marketable securities	$595,383	$481,883
Long-term marketable securities	459,639	304,322
	$1,055,022	$786,205

Summary of Both Short-Term and Long-Term Marketable Securities

b.	The following is a summary of both short-term and long-term marketable securities by type:
	March 31,
	2020				2019
	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value	Amortized Cost	Gross Unrealized Gain (Loss) through Other Comprehensive Income	Gross Unrealized Gain (Loss) through Profit & Loss	Market Value
Marketable securities:
Bonds	$686,365	$(6,305)	$—	$680,060	$464,443	$1,145	$—	$465,588
Government securities	271,004	2,438	—	273,442	118,659	13	—	118,672
Commercial paper	45,329	(21)	—	45,308	60,692	—	—	60,692
Preferred stock - debt instrument	6,195	(1,129)	—	5,066	750	(7)	—	743
Preferred stock - equity instrument	7,099	—	(1,098)	6,001	750	—	12	762
Other securities	45,405	(260)	—	45,145	139,687	61	—	139,748
Total marketable securities	$1,061,397	$(5,277)	$(1,098)	$1,055,022	$784,981	$1,212	$12	$786,205

Estimated Fair Value of Marketable Securities by Contractual Maturity	The estimated fair value of marketable securities as of March 31, 2020 and 2019, by contractual maturity, are as follows:
	March 31,
	2020		2019
	Amortized	Market	Amortized	Market
	Cost	Value	Cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$1,044,537	$1,040,549	$783,481	$784,700
Matures in more than five years	9,761	8,472	750	743
	1,054,298	1,049,021	784,231	785,443
Investment at fair value through Profit & Loss	7,099	6,001	750	762
	$1,061,397	$1,055,022	$784,981	$786,205